Subsequent events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

33         Subsequent events

(i)         Reimbursement of share premium

On February 15, 2018, the Board of Directors approved the reimbursement of share premium of US$ 0.60 cents per ordinary share to shareholders of the Company of record at the close of business on March 14, 2018 and paid US$ 80,000 to its shareholders on March 28, 2018.